UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2013

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT                 JANUARY 31, 2013

Legacy Focused Large Cap Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	16
Additional Information	18

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended January 31, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rebound After Second-Quarter Slump in 2012

Capital market performance from July 31, 2012 to January 31, 2013 reflected rebounds in investor sentiment and riskier asset returns from their slump in the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”), helped trigger increased optimism about the financial and economic outlooks for slumping developed nations. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 18.60% for the six-month period, compared with 9.91% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks also posted gains, while U.S. and global treasury securities indices generally retreated. The 10-year U.S. Treasury yield rose from 1.47% to 1.99%.

The U.S. and global economies are showing signs of growing at a quicker pace this year, but in the U.S. we still expect that pace to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

            Don Pratt

Dear Fellow Shareholders,

The board has once again completed its annual review of the advisory contract between the American Century Investments mutual funds overseen by the board and the funds’ advisor, American Century Investment Management, Inc. This process, often referred to as the 15(c) review, involves the independent directors considering all of the material monitored throughout the year and evaluating a wide range of factors to determine whether the management fee paid by each fund to the advisor is reasonable.

The independent directors’ rationale for this decision is provided in detail in this, or in a previous, report. However, there are several highlights that should be of interest to all shareholders.

•	Fund performance and client service continue to be rated among the industry’s best.

•	Target date and other asset allocation products continue to successfully gather assets and industry acclaim.

•	Compliance programs continue to function successfully with no issues impacting shareholder interests.

•	Fees were found to be within an acceptable competitive range, with minor fee waivers being negotiated on five funds.

Knowing that most shareholders are long term investors, the board was particularly pleased with our succession planning review. Talented professionals are being added within portfolio management and experienced managers have been added to the senior management team.

Overall it was a very positive review for the American Century Investments mutual funds during a challenging market environment.

Best personal regards,

Don Pratt

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Performance

Total Returns as of January 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACFOX	7.54%	9.11%	-1.11%	3.88%	5/31/06
S&P 500 Index	—	9.91%	16.78%	3.97%	4.72%	—
Institutional Class	ACFSX	7.73%	9.30%	-0.92%	4.09%	5/31/06
Advisor Class	ACFDX	7.52%	8.90%	-1.36%	3.62%	5/31/06
R Class	ACFCX	7.30%	8.59%	-1.61%	3.35%	5/31/06

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	Advisor Class	R Class
1.11%	0.91%	1.36%	1.61%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

JANUARY 31, 2013
Top Ten Holdings	% of net assets
SEI Investments Co.	3.8%
Applied Materials, Inc.	3.6%
International Business Machines Corp.	3.5%
UnitedHealth Group, Inc.	3.5%
Marsh & McLennan Cos., Inc.	3.5%
Exxon Mobil Corp.	3.5%
Cardinal Health, Inc.	3.5%
PulteGroup, Inc.	3.4%
Wal-Mart Stores, Inc.	3.4%
Lockheed Martin Corp.	3.3%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	10.4%
Insurance	9.9%
Health Care Providers and Services	8.9%
Aerospace and Defense	5.9%
Capital Markets	5.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Other Assets and Liabilities	0.3%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period(1) 8/1/12 – 1/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,075.40	$5.81	1.11%
Institutional Class	$1,000	$1,077.30	$4.76	0.91%
Advisor Class	$1,000	$1,075.20	$7.11	1.36%
R Class	$1,000	$1,073.00	$8.41	1.61%
Hypothetical
Investor Class	$1,000	$1,019.61	$5.65	1.11%
Institutional Class	$1,000	$1,020.62	$4.63	0.91%
Advisor Class	$1,000	$1,018.35	$6.92	1.36%
R Class	$1,000	$1,017.09	$8.19	1.61%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

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Schedule of Investments

JANUARY 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 99.7%
AEROSPACE AND DEFENSE — 5.9%
Lockheed Martin Corp.	2,513	$ 218,304
Northrop Grumman Corp.	2,678	174,177
		392,481
AIR FREIGHT AND LOGISTICS — 1.4%
FedEx Corp.	904	91,711
BIOTECHNOLOGY — 2.9%
Amgen, Inc.	2,281	194,934
CAPITAL MARKETS — 5.3%
Affiliated Managers Group, Inc.(1)	723	104,061
SEI Investments Co.	9,297	250,647
		354,708
COMMERCIAL SERVICES AND SUPPLIES — 3.1%
Waste Management, Inc.	5,777	210,167
COMMUNICATIONS EQUIPMENT — 2.3%
Cisco Systems, Inc.	7,440	153,041
COMPUTERS AND PERIPHERALS — 5.0%
Apple, Inc.	450	204,889
Dell, Inc.	9,828	130,123
		335,012
ENERGY EQUIPMENT AND SERVICES — 2.1%
Ensco plc Class A	2,250	143,032
FOOD AND STAPLES RETAILING — 4.7%
CVS Caremark Corp.	1,713	87,706
Wal-Mart Stores, Inc.	3,228	225,798
		313,504
FOOD PRODUCTS — 2.5%
Kraft Foods Group, Inc.	3,657	169,027
HEALTH CARE PROVIDERS AND SERVICES — 8.9%
Cardinal Health, Inc.	5,283	231,448
McKesson Corp.	730	76,818
UnitedHealth Group, Inc.	4,238	233,980
WellPoint, Inc.	826	53,541
		595,787
HOTELS, RESTAURANTS AND LEISURE — 4.6%
Las Vegas Sands Corp.	3,008	166,192
McDonald’s Corp.	1,492	142,173
		308,365
HOUSEHOLD DURABLES — 3.4%
PulteGroup, Inc.(1)	10,908	226,232
HOUSEHOLD PRODUCTS — 2.8%
Procter & Gamble Co. (The)	2,460	184,894
INSURANCE — 9.9%
Hartford Financial Services Group, Inc.	4,108	101,878
Marsh & McLennan Cos., Inc.	6,558	232,678
MetLife, Inc.	1,243	$ 46,414
Progressive Corp. (The)	9,678	217,658
Prudential Financial, Inc.	1,119	64,768
		663,396
INTERNET SOFTWARE AND SERVICES — 1.3%
Rackspace Hosting, Inc.(1)	1,113	83,865
IT SERVICES — 3.5%
International Business Machines Corp.	1,157	234,952
MACHINERY — 1.8%
Colfax Corp.(1)	2,629	117,280
METALS AND MINING — 3.0%
Barrick Gold Corp.	6,353	202,788
MULTI-UTILITIES — 2.5%
Consolidated Edison, Inc.	2,976	169,275
MULTILINE RETAIL — 0.6%
Target Corp.	699	42,227
OIL, GAS AND CONSUMABLE FUELS — 10.4%
Chevron Corp.	1,712	197,137
EOG Resources, Inc.	1,374	171,723
Exxon Mobil Corp.	2,586	232,662
Occidental Petroleum Corp.	1,052	92,860
		694,382
PHARMACEUTICALS — 1.1%
Johnson & Johnson	949	70,150
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.1%
Tanger Factory Outlet Centers	2,127	75,338
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.6%
Applied Materials, Inc.	18,517	239,054
THRIFTS AND MORTGAGE FINANCE — 1.8%
Ocwen Financial Corp.(1)	3,126	121,820
TOBACCO — 2.1%
Lorillard, Inc.	3,564	139,245
WIRELESS TELECOMMUNICATION SERVICES — 2.1%
SBA Communications Corp., Class A(1)	1,125	78,368
VimpelCom Ltd. ADR	4,921	59,101
		137,469
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $6,281,495)		6,664,136
OTHER ASSETS AND LIABILITIES — 0.3%		17,501
TOTAL NET ASSETS — 100.0%		$6,681,637

Notes to Schedule of Investments

ADR = American Depositary Receipt
(1)  Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JANUARY 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $6,281,495)	$6,664,136
Receivable for investments sold	96,924
Receivable for capital shares sold	560
Dividends receivable	5,173
6,766,793

Liabilities
Disbursements in excess of demand deposit cash	64,845
Payable for capital shares redeemed	13,957
Accrued management fees	6,309
Distribution and service fees payable	45
85,156

Net Assets	$6,681,637

Net Assets Consist of:
Capital (par value and paid-in surplus)	$17,943,024
Undistributed net investment income	67,899
Accumulated net realized loss	(11,711,927)
Net unrealized appreciation	382,641
$6,681,637

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$6,506,255	558,978	$11.64
Institutional Class, $0.01 Par Value	$13,183	1,130	$11.67
Advisor Class, $0.01 Par Value	$145,920	12,605	$11.58
R Class, $0.01 Par Value	$16,279	1,414	$11.51

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,308)	$108,435

Expenses:
Management fees	39,927
Distribution and service fees:
Advisor Class	239
R Class	39
Directors’ fees and expenses	126
Other expenses	157
40,488

Net investment income (loss)	67,947

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	361,156
Change in net unrealized appreciation (depreciation) on investments	79,998

Net realized and unrealized gain (loss)	441,154

Net Increase (Decrease) in Net Assets Resulting from Operations	$509,101

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED) AND YEAR ENDED JULY 31, 2012
Increase (Decrease) in Net Assets	January 31, 2013	July 31, 2012
Operations
Net investment income (loss)	$67,947	$179,691
Net realized gain (loss)	361,156	306,241
Change in net unrealized appreciation (depreciation)	79,998	(98,000)
Net increase (decrease) in net assets resulting from operations	509,101	387,932

Distributions to Shareholders
From net investment income:
Investor Class	(174,167)	(83,390)
Institutional Class	(344)	(153)
Advisor Class	(4,489)	(3,106)
R Class	(329)	(94)
Decrease in net assets from distributions	(179,329)	(86,743)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(865,974)	(1,170,777)

Net increase (decrease) in net assets	(536,202)	(869,588)

Net Assets
Beginning of period	7,217,839	8,087,427
End of period	$6,681,637	$7,217,839

Undistributed net investment income	$67,899	$179,281

See Notes to Financial Statements.

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Notes to Financial Statements

JANUARY 31, 2013 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Legacy Focused Large Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in stocks of large-sized market capitalization companies.

The fund offers the Investor Class, the Institutional Class, the Advisor Class and the R Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.10% for the Investor Class, Advisor Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended January 31, 2013 was 1.10% for the Investor Class, Advisor Class and R Class and 0.90% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the Advisor Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used

13

to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended January 31, 2013 were $9,014,358 and $10,011,154, respectively.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2013		Year ended July 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	65,318	$749,207	117,634	$1,237,074
Issued in reinvestment of distributions	14,868	164,142	7,710	79,178
Redeemed	(149,289)	(1,700,913)	(214,277)	(2,272,987)
	(69,103)	(787,564)	(88,933)	(956,735)
Institutional Class
Issued in reinvestment of distributions	32	344	14	153
Redeemed	—	—	(1,975)	(18,522)
	32	344	(1,961)	(18,369)
Advisor Class
Sold	332	3,749	1,735	18,984
Issued in reinvestment of distributions	369	4,049	288	2,950
Redeemed	(7,611)	(86,881)	(20,183)	(214,562)
	(6,910)	(79,083)	(18,160)	(192,628)
R Class
Issued in reinvestment of distributions	30	329	9	94
Redeemed	—	—	(315)	(3,139)
	30	329	(306)	(3,045)
Net increase (decrease)	(75,951)	$(865,974)	(109,360)	$(1,170,777)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

14

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,312,596
Gross tax appreciation of investments	$ 488,472
Gross tax depreciation of investments	(136,932)
Net tax appreciation (depreciation) of investments	$ 351,540

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2012, the fund had accumulated short-term capital losses of $(12,031,774), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(7,690,556) and $(4,341,218) expire in 2017 and 2018, respectively.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$11.11	0.11	0.71	0.82	(0.29)	—	—	(0.29)	$11.64	7.54%	1.11%(4)	1.87%(4)	126%	$6,506
2012	$10.65	0.25	0.33	0.58	(0.12)	—	—	(0.12)	$11.11	5.54%	1.11%	2.39%	243%	$6,975
2011	$9.15	0.11	1.53	1.64	(0.14)	—	—	(0.14)	$10.65	18.07%	1.11%	1.04%	271%	$7,638
2010	$8.31	0.11	0.73	0.84	—(5)	—	—	—(5)	$9.15	10.14%	1.11%	1.19%	242%	$10,272
2009	$12.03	0.06	(3.78)	(3.72)	—	—	—	—	$8.31	(30.92)%	1.11%	0.65%	305%	$13,594
2008	$12.51	0.02	0.15	0.17	(0.07)	(0.46)	(0.12)	(0.65)	$12.03	0.49%	1.11%	0.13%	188%	$35,334
Institutional Class
2013(3)	$11.14	0.12	0.72	0.84	(0.31)	—	—	(0.31)	$11.67	7.73%	0.91%(4)	2.07%(4)	126%	$13
2012	$10.69	0.27	0.32	0.59	(0.14)	—	—	(0.14)	$11.14	5.64%	0.91%	2.59%	243%	$12
2011	$9.18	0.13	1.54	1.67	(0.16)	—	—	(0.16)	$10.69	18.36%	0.91%	1.24%	271%	$33
2010	$8.34	0.13	0.73	0.86	(0.02)	—	—	(0.02)	$9.18	10.33%	0.91%	1.39%	242%	$34
2009	$12.04	0.06	(3.76)	(3.70)	—	—	—	—	$8.34	(30.73)%	0.91%	0.85%	305%	$32
2008	$12.53	0.06	0.13	0.19	(0.08)	(0.46)	(0.14)	(0.68)	$12.04	0.61%	0.91%	0.33%	188%	$3,751

16

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Advisor Class
2013(3)	$11.03	0.09	0.72	0.81	(0.26)	—	—	(0.26)	$11.58	7.52%	1.36%(4)	1.62%(4)	126%	$146
2012	$10.58	0.23	0.31	0.54	(0.09)	—	—	(0.09)	$11.03	5.21%	1.36%	2.14%	243%	$215
2011	$9.09	0.06	1.55	1.61	(0.12)	—	—	(0.12)	$10.58	17.78%	1.36%	0.79%	271%	$399
2010	$8.28	0.08	0.73	0.81	—	—	—	—	$9.09	9.78%	1.36%	0.94%	242%	$68
2009	$12.01	0.03	(3.76)	(3.73)	—	—	—	—	$8.28	(31.06)%	1.36%	0.40%	305%	$146
2008	$12.49	(0.01)	0.14	0.13	(0.05)	(0.46)	(0.10)	(0.61)	$12.01	0.24%	1.36%	(0.12)%	188%	$945
R Class
2013(3)	$10.96	0.08	0.71	0.79	(0.24)	—	—	(0.24)	$11.51	7.30%	1.61%(4)	1.37%(4)	126%	$16
2012	$10.51	0.20	0.32	0.52	(0.07)	—	—	(0.07)	$10.96	4.98%	1.61%	1.89%	243%	$15
2011	$9.03	0.05	1.52	1.57	(0.09)	—	—	(0.09)	$10.51	17.49%	1.61%	0.54%	271%	$18
2010	$8.24	0.06	0.73	0.79	—	—	—	—	$9.03	9.59%	1.61%	0.69%	242%	$16
2009	$11.99	—(5)	(3.75)	(3.75)	—	—	—	—	$8.24	(31.28)%	1.61%	0.15%	305%	$14
2008	$12.47	0.01	0.08	0.09	(0.04)	(0.46)	(0.07)	(0.57)	$11.99	(0.02)%	1.61%	(0.37)%	188%	$64

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended January 31, 2013 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

17

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

18

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Growth Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77775   1303

SEMIANNUAL REPORT                    JANUARY 31, 2013

Legacy Multi Cap Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	18
Additional Information	20

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended January 31, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rebound After Second-Quarter Slump in 2012

Capital market performance from July 31, 2012 to January 31, 2013 reflected rebounds in investor sentiment and riskier asset returns from their slump in the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”), helped trigger increased optimism about the financial and economic outlooks for slumping developed nations. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 18.60% for the six-month period, compared with 9.91% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks also posted gains, while U.S. and global treasury securities indices generally retreated. The 10-year U.S. Treasury yield rose from 1.47% to 1.99%.

The U.S. and global economies are showing signs of growing at a quicker pace this year, but in the U.S. we still expect that pace to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

             Don Pratt

Dear Fellow Shareholders,

The board has once again completed its annual review of the advisory contract between the American Century Investments mutual funds overseen by the board and the funds’ advisor, American Century Investment Management, Inc. This process, often referred to as the 15(c) review, involves the independent directors considering all of the material monitored throughout the year and evaluating a wide range of factors to determine whether the management fee paid by each fund to the advisor is reasonable.

The independent directors’ rationale for this decision is provided in detail in this, or in a previous, report. However, there are several highlights that should be of interest to all shareholders.

•	Fund performance and client service continue to be rated among the industry’s best.

•	Target date and other asset allocation products continue to successfully gather assets and industry acclaim.

•	Compliance programs continue to function successfully with no issues impacting shareholder interests.

•	Fees were found to be within an acceptable competitive range, with minor fee waivers being negotiated on five funds.

Knowing that most shareholders are long term investors, the board was particularly pleased with our succession planning review. Talented professionals are being added within portfolio management and experienced managers have been added to the senior management team.

Overall it was a very positive review for the American Century Investments mutual funds during a challenging market environment.

Best personal regards,

Don Pratt

Performance

Total Returns as of January 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACMNX	11.22%	12.82%	1.47%	4.13%	5/31/06
Russell 3000 Index	—	11.24%	16.90%	4.44%	4.92%	—
Institutional Class	ACMHX	11.36%	13.05%	1.69%	4.34%	5/31/06
Advisor Class	ACMFX	11.06%	12.47%	1.22%	3.86%	5/31/06
R Class	ACMEX	11.00%	12.22%	0.95%	3.58%	5/31/06
(1)    Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	Advisor Class	R Class
1.16%	0.96%	1.41%	1.66%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

JANUARY 31, 2013
Top Ten Holdings	% of net assets
Ocwen Financial Corp.	1.8%
Computer Sciences Corp.	1.5%
Rayonier, Inc.	1.5%
McKesson Corp.	1.4%
Harris Corp.	1.4%
Walgreen Co.	1.3%
Target Corp.	1.3%
Wal-Mart Stores, Inc.	1.3%
CNO Financial Group, Inc.	1.3%
Dell, Inc.	1.3%

Top Five Industries	% of net assets
Health Care Providers and Services	9.9%
Oil, Gas and Consumable Fuels	9.4%
Insurance	7.0%
Food and Staples Retailing	6.4%
Real Estate Investment Trusts (REITs)	5.6%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	90.7%
Foreign Common Stocks*	7.6%
Total Common Stocks	98.3%
Other Assets and Liabilities	1.7%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee.  If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period(1) 8/1/12 - 1/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,112.20	$6.18	1.16%
Institutional Class	$1,000	$1,113.60	$5.11	0.96%
Advisor Class	$1,000	$1,110.60	$7.50	1.41%
R Class	$1,000	$1,110.00	$8.83	1.66%
Hypothetical
Investor Class	$1,000	$1,019.36	$5.90	1.16%
Institutional Class	$1,000	$1,020.37	$4.89	0.96%
Advisor Class	$1,000	$1,018.10	$7.17	1.41%
R Class	$1,000	$1,016.84	$8.44	1.66%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

JANUARY 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 98.3%
AEROSPACE AND DEFENSE — 2.7%
General Dynamics Corp.	1,368	$ 90,699
L-3 Communications Holdings, Inc.	500	37,960
Lockheed Martin Corp.	1,190	103,375
		232,034
AIR FREIGHT AND LOGISTICS — 2.2%
CH Robinson Worldwide, Inc.	1,336	88,376
United Parcel Service, Inc., Class B	1,262	100,064
		188,440
AIRLINES — 0.7%
Alaska Air Group, Inc.(1)	1,357	62,598
BEVERAGES — 1.7%
Boston Beer Co., Inc., Class A(1)	620	87,011
Dr Pepper Snapple Group, Inc.	1,304	58,771
		145,782
CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc.(1)	498	71,677
Fortress Investment Group LLC Class A	4,011	20,496
TD Ameritrade Holding Corp.	4,676	90,668
		182,841
CHEMICALS — 0.4%
CVR Partners LP	1,093	29,664
COMMERCIAL BANKS — 1.2%
Banco Macro SA ADR(1)	5,977	99,517
COMMERCIAL SERVICES AND SUPPLIES — 1.8%
Republic Services, Inc.	2,286	72,900
Stericycle, Inc.(1)	885	83,500
		156,400
COMMUNICATIONS EQUIPMENT — 3.2%
Cisco Systems, Inc.	5,011	103,076
Harris Corp.	2,608	120,490
Research In Motion Ltd.(1)	3,590	46,598
		270,164
COMPUTERS AND PERIPHERALS — 3.0%
Apple, Inc.	195	88,785
Dell, Inc.	8,403	111,256
Hewlett-Packard Co.	3,541	58,462
		258,503
CONTAINERS AND PACKAGING — 0.2%
Packaging Corp. of America	526	20,214
DISTRIBUTORS — 0.8%
LKQ Corp.(1)	3,106	69,543
DIVERSIFIED CONSUMER SERVICES — 0.9%
Ascent Capital Group, Inc. Class A(1)	1,229	78,300
DIVERSIFIED FINANCIAL SERVICES — 0.8%
IntercontinentalExchange, Inc.(1)	484	67,155
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Verizon Communications, Inc.	1,357	59,179
ELECTRIC UTILITIES — 1.5%
PPL Corp.	2,834	85,842
Xcel Energy, Inc.	1,612	44,781
		130,623
ELECTRICAL EQUIPMENT — 0.7%
Emerson Electric Co.	1,010	57,823
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.3%
LG Display Co. Ltd. ADR(1)	1,842	24,609
ENERGY EQUIPMENT AND SERVICES — 1.0%
Ensco plc Class A	1,299	82,577
FOOD AND STAPLES RETAILING — 6.4%
Costco Wholesale Corp.	811	82,998
CVS Caremark Corp.	1,409	72,141
Kroger Co. (The)	3,491	96,701
Safeway, Inc.	3,350	64,487
Wal-Mart Stores, Inc.	1,626	113,739
Walgreen Co.	2,863	114,405
		544,471
FOOD PRODUCTS — 1.5%
Cal-Maine Foods, Inc.	1,067	44,473
Sanderson Farms, Inc.	1,722	86,926
		131,399
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.3%
Becton, Dickinson and Co.	1,266	106,395
HEALTH CARE PROVIDERS AND SERVICES — 9.9%
AmerisourceBergen Corp.	2,370	107,527
Amsurg Corp.(1)	2,963	92,475
Cardinal Health, Inc.	2,319	101,596
DaVita HealthCare Partners, Inc.(1)	541	62,437
Magellan Health Services, Inc.(1)	1,560	80,028
McKesson Corp.	1,152	121,225
Molina Healthcare, Inc.(1)	2,943	84,494

Shares	Value
UnitedHealth Group, Inc.	1,697	$ 93,691
WellPoint, Inc.	1,587	102,869
		846,342
HOTELS, RESTAURANTS AND LEISURE — 1.5%
Buffalo Wild Wings, Inc.(1)	435	31,994
McDonald’s Corp.	967	92,146
		124,140
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.3%
NRG Energy, Inc.	972	23,328
INSURANCE — 7.0%
ACE Ltd.	807	68,861
Cincinnati Financial Corp.	2,334	99,055
CNO Financial Group, Inc.	10,951	112,467
Marsh & McLennan Cos., Inc.	2,402	85,223
Navigators Group, Inc. (The)(1)	734	39,805
Progressive Corp. (The)	4,780	107,502
StanCorp Financial Group, Inc.	2,065	80,308
		593,221
INTERNET AND CATALOG RETAIL — 1.0%
Expedia, Inc.	1,306	85,217
INTERNET SOFTWARE AND SERVICES — 1.4%
Akamai Technologies, Inc.(1)	555	22,594
Rackspace Hosting, Inc.(1)	1,098	82,734
SouFun Holdings Ltd. ADR	673	17,377
		122,705
IT SERVICES — 3.6%
CACI International, Inc., Class A(1)	1,618	86,773
Computer Sciences Corp.	3,085	128,953
International Business Machines Corp.	448	90,976
		306,702
MACHINERY — 1.8%
Caterpillar, Inc.	1,004	98,784
Parker-Hannifin Corp.	617	57,362
		156,146
MEDIA — 2.5%
Madison Square Garden Co. (The), Class A(1)	1,628	84,689
Time Warner Cable, Inc.	1,019	91,037
Valassis Communications, Inc.	1,215	34,093
		209,819
METALS AND MINING — 2.4%
Barrick Gold Corp.	2,453	78,300
Newmont Mining Corp.	894	38,406
Vale SA ADR	4,551	91,794
		208,500
MULTI-UTILITIES — 0.7%
Consolidated Edison, Inc.	1,013	57,619
MULTILINE RETAIL — 1.3%
Target Corp.	1,884	113,812
OIL, GAS AND CONSUMABLE FUELS — 9.4%
BreitBurn Energy Partners LP	4,656	98,754
Cabot Oil & Gas Corp.	1,111	58,639
Chevron Corp.	914	105,247
Cloud Peak Energy, Inc.(1)	4,003	70,093
Exxon Mobil Corp.	1,096	98,607
Kinder Morgan, Inc.	1,568	58,737
Occidental Petroleum Corp.	999	88,182
Plains All American Pipeline LP	1,473	77,627
Statoil ASA ADR	2,895	76,804
Williams Partners LP	1,407	71,391
		804,081
PERSONAL PRODUCTS — 1.0%
Nu Skin Enterprises, Inc., Class A	2,017	85,440
PHARMACEUTICALS — 1.4%
AstraZeneca plc ADR	1,291	62,200
Eli Lilly & Co.	1,046	56,160
		118,360
PROFESSIONAL SERVICES — 0.6%
Exponent, Inc.(1)	1,042	50,943
REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.6%
Camden Property Trust	543	37,679
DuPont Fabros Technology, Inc.	2,435	57,563
Essex Property Trust, Inc.	264	40,598
PS Business Parks, Inc.	662	47,240
Rayonier, Inc.	2,353	126,686
Regency Centers Corp.	1,747	87,053
Summit Hotel Properties, Inc.	8,729	80,220
		477,039
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.6%
Intel Corp.	3,653	76,859
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,172	56,271
		133,130

Shares	Value
SOFTWARE — 3.3%
CommVault Systems, Inc.(1)	1,193	$ 91,539
Giant Interactive Group, Inc. ADR	14,901	92,237
Microsoft Corp.	3,539	97,216
		280,992
SPECIALTY RETAIL — 1.8%
Childrens Place Retail Stores, Inc. (The)(1)	1,400	69,776
Genesco, Inc.(1)	594	37,024
Ross Stores, Inc.	821	49,014
		155,814
TEXTILES, APPAREL AND LUXURY GOODS — 0.4%
Fossil, Inc.(1)	293	30,935
THRIFTS AND MORTGAGE FINANCE — 1.8%
Ocwen Financial Corp.(1)	3,970	154,711
TOBACCO — 1.0%
Lorillard, Inc.	2,198	85,876
TRADING COMPANIES AND DISTRIBUTORS — 0.9%
Watsco, Inc.	991	74,672
WIRELESS TELECOMMUNICATION SERVICES — 1.0%
SBA Communications Corp., Class A(1)	1,214	84,567
TOTAL INVESTMENT SECURITIES — 98.3% (Cost $7,603,643)		8,382,342
OTHER ASSETS AND LIABILITIES — 1.7%		141,046
TOTAL NET ASSETS — 100.0%		$8,523,388

Notes to Schedule of Investments

ADR = American Depositary Receipt
(1) Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $7,603,643)	$8,382,342
Receivable for investments sold	198,071
Receivable for capital shares sold	3,073
Dividends receivable	6,152
8,589,638

Liabilities
Disbursements in excess of demand deposit cash	52,765
Payable for capital shares redeemed	5,125
Accrued management fees	8,274
Distribution and service fees payable	86
66,250

Net Assets	$8,523,388

Net Assets Consist of:
Capital (par value and paid-in surplus)	$16,250,339
Undistributed net investment income	80,160
Accumulated net realized loss	(8,585,810)
Net unrealized appreciation	778,699
$8,523,388

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$8,139,966	658,219	$12.37
Institutional Class, $0.01 Par Value	$19,768	1,588	$12.45
Advisor Class, $0.01 Par Value	$316,382	25,813	$12.26
R Class, $0.01 Par Value	$47,272	3,892	$12.15

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,332)	$130,082

Expenses:
Management fees	48,761
Distribution and service fees:
Advisor Class	403
R Class	111
Directors’ fees and expenses	149
Other expenses	479
49,903

Net investment income (loss)	80,179

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	427,001
Change in net unrealized appreciation (depreciation) on investments	410,334

Net realized and unrealized gain (loss)	837,335

Net Increase (Decrease) in Net Assets Resulting from Operations	$917,514

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED) AND YEAR ENDED JULY 31, 2012
Increase (Decrease) in Net Assets	January 31, 2013	July 31, 2012
Operations
Net investment income (loss)	$80,179	$151,162
Net realized gain (loss)	427,001	(10,942)
Change in net unrealized appreciation (depreciation)	410,334	290,181
Net increase (decrease) in net assets resulting from operations	917,514	430,401

Distributions to Shareholders
From net investment income:
Investor Class	(123,358)	(98,025)
Institutional Class	(331)	(218)
Advisor Class	(4,381)	(3,197)
R Class	(502)	(483)
Decrease in net assets from distributions	(128,572)	(101,923)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(960,726)	(171,843)

Net increase (decrease) in net assets	(171,784)	156,635

Net Assets
Beginning of period	8,695,172	8,538,537
End of period	$8,523,388	$8,695,172

Undistributed net investment income	$80,160	$128,553

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2013 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Legacy Multi Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing in small-, medium- and large-sized market capitalization companies.

The fund offers the Investor Class, the Institutional Class, the Advisor Class and the R Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors.

Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.85% to 1.15% for the Investor Class, Advisor Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended January 31, 2013 was 1.15% for the Investor Class, Advisor Class and R Class and 0.95% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the Advisor Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2013 are detailed in the Statement of Operations.

Related Parties —  Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended January 31, 2013 were $7,237,076 and $8,202,426, respectively.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2013		Year ended July 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	29,900	$357,845	242,785	$2,589,874
Issued in reinvestment of distributions	9,869	116,454	8,928	92,588
Redeemed	(117,943)	(1,409,054)	(253,139)	(2,722,925)
	(78,174)	(934,755)	(1,426)	(40,463)
Institutional Class
Issued in reinvestment of distributions	27	331	21	218
Redeemed	—	—	(1,469)	(14,077)
	27	331	(1,448)	(13,859)
Advisor Class
Sold	2,298	26,878	6,319	66,743
Issued in reinvestment of distributions	374	4,381	311	3,197
Redeemed	(5,010)	(59,057)	(14,868)	(155,733)
	(2,338)	(27,798)	(8,238)	(85,793)
R Class
Sold	104	1,209	1,350	14,076
Issued in reinvestment of distributions	43	502	47	483
Redeemed	(18)	(215)	(4,371)	(46,287)
	129	1,496	(2,974)	(31,728)
Net increase (decrease)	(80,356)	$(960,726)	(14,086)	$(171,843)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,629,481
Gross tax appreciation of investments	$868,284
Gross tax depreciation of investments	(115,423)
Net tax appreciation (depreciation) of investments	$752,861

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2012, the fund had accumulated short-term capital losses of $(8,999,606), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(8,300,245) and $(699,361) expire in 2017 and 2018, respectively.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$11.30	0.11	1.15	1.26	(0.19)	—	(0.19)	$12.37	11.22%	1.16%(4)	1.90%(4)	87%	$8,140
2012	$10.90	0.19	0.33	0.52	(0.12)	—	(0.12)	$11.30	4.87%	1.16%	1.72%	179%	$8,321
2011	$8.74	0.12	2.04	2.16	—	—	—	$10.90	24.71%	1.17%	1.14%	246%	$8,041
2010	$7.79	0.02	1.05	1.07	(0.12)	—	(0.12)	$8.74	13.75%	1.16%	0.22%	235%	$7,283
2009	$11.72	0.11	(4.04)	(3.93)	—	—	—	$7.79	(33.53)%	1.15%	1.42%	267%	$22,726
2008	$12.60	(0.02)	(0.69)	(0.71)	—	(0.17)	(0.17)	$11.72	(5.78)%	1.16%	(0.17)%	173%	$35,392
Institutional Class
2013(3)	$11.38	0.13	1.15	1.28	(0.21)	—	(0.21)	$12.45	11.36%	0.96%(4)	2.10%(4)	87%	$20
2012	$10.98	0.22	0.32	0.54	(0.14)	—	(0.14)	$11.38	5.05%	0.96%	1.92%	179%	$18
2011	$8.79	0.14	2.05	2.19	—	—	—	$10.98	24.91%	0.97%	1.34%	246%	$33
2010	$7.83	0.04	1.06	1.10	(0.14)	—	(0.14)	$8.79	14.04%	0.96%	0.42%	235%	$23
2009	$11.76	0.12	(4.05)	(3.93)	—	—	—	$7.83	(33.42)%	0.95%	1.62%	267%	$28
2008	$12.61	(0.01)	(0.67)	(0.68)	—	(0.17)	(0.17)	$11.76	(5.53)%	0.96%	0.03%	173%	$27

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Advisor Class
2013(3)	$11.19	0.10	1.13	1.23	(0.16)	—	(0.16)	$12.26	11.06%	1.41%(4)	1.65%(4)	87%	$316
2012	$10.79	0.17	0.32	0.49	(0.09)	—	(0.09)	$11.19	4.65%	1.41%	1.47%	179%	$315
2011	$8.68	0.09	2.02	2.11	—	—	—	$10.79	24.31%	1.42%	0.89%	246%	$393
2010	$7.73	—(5)	1.05	1.05	(0.10)	—	(0.10)	$8.68	13.57%	1.41%	(0.03)%	235%	$406
2009	$11.67	0.07	(4.01)	(3.94)	—	—	—	$7.73	(33.76)%	1.40%	1.17%	267%	$1,081
2008	$12.58	(0.05)	(0.69)	(0.74)	—	(0.17)	(0.17)	$11.67	(6.03)%	1.41%	(0.42)%	173%	$751
R Class
2013(3)	$11.07	0.08	1.13	1.21	(0.13)	—	(0.13)	$12.15	11.00%	1.66%(4)	1.40%(4)	87%	$47
2012	$10.68	0.16	0.30	0.46	(0.07)	—	(0.07)	$11.07	4.34%	1.66%	1.22%	179%	$42
2011	$8.61	0.07	2.00	2.07	—	—	—	$10.68	24.04%	1.67%	0.64%	246%	$72
2010	$7.67	(0.03)	1.05	1.02	(0.08)	—	(0.08)	$8.61	13.25%	1.66%	(0.28)%	235%	$56
2009	$11.61	0.07	(4.01)	(3.94)	—	—	—	$7.67	(33.94)%	1.65%	0.92%	267%	$41
2008	$12.56	(0.08)	(0.70)	(0.78)	—	(0.17)	(0.17)	$11.61	(6.36)%	1.66%	(0.67)%	173%	$65

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended January 31, 2013 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Growth Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77777   1303

SEMIANNUAL REPORT           JANUARY 31, 2013

Legacy Large Cap Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	17
Additional Information	19

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended January 31, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rebound After Second-Quarter Slump in 2012

Capital market performance from July 31, 2012 to January 31, 2013 reflected rebounds in investor sentiment and riskier asset returns from their slump in the second quarter of last year. Second-quarter concerns about the European financial system and slowing global economic growth translated to further aggressive monetary intervention by major central banks, including the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan.

Aggressive monetary policy, which included a third round of bond buying (“quantitative easing”) by the Fed (“QE3”), helped trigger increased optimism about the financial and economic outlooks for slumping developed nations. This encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds.

The risk-on rebound was especially notable in non-U.S. equity markets—the MSCI EAFE Index (a popular non-U.S. stock benchmark) returned 18.60% for the six-month period, compared with 9.91% for the S&P 500 Index, representing the U.S. stock market. High-yield U.S. bond benchmarks also posted gains, while U.S. and global treasury securities indices generally retreated. The 10-year U.S. Treasury yield rose from 1.47% to 1.99%.

The U.S. and global economies are showing signs of growing at a quicker pace this year, but in the U.S. we still expect that pace to be subpar, hampered by high unemployment and lingering fiscal concerns. Inflation expectations and rising interest rates are also potential wild cards. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

             Don Pratt

Dear Fellow Shareholders,

The board has once again completed its annual review of the advisory contract between the American Century Investments mutual funds overseen by the board and the funds’ advisor, American Century Investment Management, Inc. This process, often referred to as the 15(c) review, involves the independent directors considering all of the material monitored throughout the year and evaluating a wide range of factors to determine whether the management fee paid by each fund to the advisor is reasonable.

The independent directors’ rationale for this decision is provided in detail in this, or in a previous, report. However, there are several highlights that should be of interest to all shareholders.

•	Fund performance and client service continue to be rated among the industry’s best.

•	Target date and other asset allocation products continue to successfully gather assets and industry acclaim.

•	Compliance programs continue to function successfully with no issues impacting shareholder interests.

•	Fees were found to be within an acceptable competitive range, with minor fee waivers being negotiated on five funds.

Knowing that most shareholders are long term investors, the board was particularly pleased with our succession planning review. Talented professionals are being added within portfolio management and experienced managers have been added to the senior management team.

Overall it was a very positive review for the American Century Investments mutual funds during a challenging market environment.

Best personal regards,

Don Pratt

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Performance

Total Returns as of January 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACGOX	8.42%	9.81%	0.87%	4.13%	5/31/06
Russell 1000 Growth Index	—	7.75%	13.43%	5.69%	6.17%	—
Institutional Class	ACGHX	8.52%	10.01%	1.06%	4.33%	5/31/06
Advisor Class	ACGDX	8.29%	9.48%	0.62%	3.87%	5/31/06
R Class	ACGEX	8.16%	9.15%	0.35%	3.60%	5/31/06

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	Advisor Class	R Class
1.11%	0.91%	1.36%	1.61%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

JANUARY 31, 2013
Top Ten Holdings	% of net assets
Dell, Inc.	2.8%
International Business Machines Corp.	2.8%
Wal-Mart Stores, Inc.	2.7%
McKesson Corp.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.5%
United Parcel Service, Inc., Class B	2.3%
PulteGroup, Inc.	2.3%
NetSuite, Inc.	2.3%
Accenture plc, Class A	2.2%
Cardinal Health, Inc.	2.2%

Top Five Industries	% of net assets
Food and Staples Retailing	7.8%
Health Care Providers and Services	7.1%
IT Services	7.0%
Aerospace and Defense	6.2%
Semiconductors and Semiconductor Equipment	5.9%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	89.4%
Foreign Common Stocks*	9.9%
Total Common Stocks	99.3%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	(0.1)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/12	Ending Account Value 1/31/13	Expenses Paid During Period(1) 8/1/12 – 1/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,084.20	$5.78	1.10%
Institutional Class	$1,000	$1,085.20	$4.73	0.90%
Advisor Class	$1,000	$1,082.90	$7.09	1.35%
R Class	$1,000	$1,081.60	$8.39	1.60%
Hypothetical
Investor Class	$1,000	$1,019.66	$5.60	1.10%
Institutional Class	$1,000	$1,020.67	$4.58	0.90%
Advisor Class	$1,000	$1,018.40	$6.87	1.35%
R Class	$1,000	$1,017.14	$8.13	1.60%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

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Schedule of Investments

JANUARY 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 99.3%
AEROSPACE AND DEFENSE — 6.2%
Boeing Co. (The)	2,088	$ 154,240
Lockheed Martin Corp.	1,555	135,083
Raytheon Co.	2,754	145,081
		434,404
AIR FREIGHT AND LOGISTICS — 3.0%
FedEx Corp.	462	46,870
United Parcel Service, Inc., Class B	2,022	160,324
		207,194
BIOTECHNOLOGY — 1.8%
Amgen, Inc.	1,504	128,532
CAPITAL MARKETS — 3.5%
Affiliated Managers Group, Inc.(1)	624	89,812
SEI Investments Co.	5,617	151,435
		241,247
CHEMICALS — 3.3%
Agrium, Inc.	1,146	130,060
BASF SE ADR	953	96,491
		226,551
COMMERCIAL SERVICES AND SUPPLIES — 1.9%
Stericycle, Inc.(1)	1,419	133,883
COMMUNICATIONS EQUIPMENT — 2.1%
Cisco Systems, Inc.	7,080	145,636
COMPUTERS AND PERIPHERALS — 5.6%
Apple, Inc.	319	145,244
Dell, Inc.	14,777	195,647
Hewlett-Packard Co.	2,814	46,459
		387,350
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.0%
TE Connectivity Ltd.	1,878	73,017
FOOD AND STAPLES RETAILING — 7.8%
Costco Wholesale Corp.	1,211	123,934
Kroger Co. (The)	5,335	147,779
Wal-Mart Stores, Inc.	2,667	186,557
Walgreen Co.	2,034	81,278
		539,548
FOOD PRODUCTS — 4.3%
Campbell Soup Co.	1,578	57,929
Green Mountain Coffee Roasters, Inc.(1)	2,910	132,492
Kellogg Co.	1,914	111,969
		302,390
HEALTH CARE PROVIDERS AND SERVICES — 7.1%
Cardinal Health, Inc.	3,530	154,650
McKesson Corp.	1,761	185,310
UnitedHealth Group, Inc.	2,744	151,496
		491,456
HOTELS, RESTAURANTS AND LEISURE — 3.4%
McDonald’s Corp.	1,561	148,748
Panera Bread Co., Class A(1)	566	90,452
		239,200
HOUSEHOLD DURABLES — 2.3%
PulteGroup, Inc.(1)	7,620	158,039
HOUSEHOLD PRODUCTS — 1.0%
Colgate-Palmolive Co.	666	71,508
INTERNET SOFTWARE AND SERVICES — 1.0%
Rackspace Hosting, Inc.(1)	898	67,664
IT SERVICES — 7.0%
Accenture plc, Class A	2,172	156,145
International Business Machines Corp.	943	191,495
Visa, Inc., Class A	866	136,750
		484,390
MACHINERY — 1.9%
Caterpillar, Inc.	1,336	131,449
MEDIA — 4.0%
DIRECTV(1)	2,908	148,715
Sirius XM Radio, Inc.	40,627	127,569
		276,284
METALS AND MINING — 3.0%
Barrick Gold Corp.	4,092	130,617
Newmont Mining Corp.	1,835	78,831
		209,448
MULTI-UTILITIES — 1.0%
Dominion Resources, Inc.	1,326	71,750
MULTILINE RETAIL — 2.0%
Target Corp.	2,301	139,003
OIL, GAS AND CONSUMABLE FUELS — 5.2%
Cabot Oil & Gas Corp.	1,894	99,965
EOG Resources, Inc.	1,095	136,853
Exxon Mobil Corp.	1,380	124,159
		360,977
PHARMACEUTICALS — 4.0%
AbbVie, Inc.	3,397	124,636
Novo Nordisk A/S ADR	834	153,748
		278,384
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.7%
Essex Property Trust, Inc.	300	46,134

8

Shares	Value
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 5.9%
Applied Materials, Inc.	8,702	$ 112,343
Intel Corp.	5,935	124,872
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	9,905	175,715
		412,930
SOFTWARE — 5.3%
Intuit, Inc.	1,144	71,363
Microsoft Corp.	5,134	141,031
NetSuite, Inc.(1)	2,229	156,542
		368,936
TOBACCO — 2.0%
Lorillard, Inc.	3,612	141,121
WIRELESS TELECOMMUNICATION SERVICES — 2.0%
SBA Communications Corp., Class A(1)	1,957	136,325
TOTAL COMMON STOCKS(Cost $6,249,390)		6,904,750
Temporary Cash Investments — 0.8%
SSgA U.S. Government Money Market Fund (Cost $52,213)	52,213	52,213
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $6,301,603)		6,956,963
OTHER ASSETS AND LIABILITIES — (0.1)%		(3,892)
TOTAL NET ASSETS — 100.0%		$6,953,071

Notes to Schedule of Investments

ADR = American Depositary Receipt
(1) Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

JANUARY 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $6,301,603)	$6,956,963
Receivable for capital shares sold	10,334
Dividends receivable	1,737
6,969,034

Liabilities
Payable for capital shares redeemed	9,460
Accrued management fees	6,442
Distribution and service fees payable	61
15,963

Net Assets	$6,953,071

Net Assets Consist of:
Capital (par value and paid-in surplus)	$8,823,922
Undistributed net investment income	39,738
Accumulated net realized loss	(2,565,949)
Net unrealized appreciation	655,360
$6,953,071

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$6,655,775	559,929	$11.89
Institutional Class, $0.01 Par Value	$42,750	3,589	$11.91
Advisor Class, $0.01 Par Value	$217,865	18,389	$11.85
R Class, $0.01 Par Value	$36,681	3,105	$11.81

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,182)	$78,245

Expenses:
Management fees	37,860
Distribution and service fees:
Advisor Class	327
R Class	88
Directors’ fees and expenses	120
Other expenses	89
38,484

Net investment income (loss)	39,761

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	318,206
Change in net unrealized appreciation (depreciation) on investments	197,555

Net realized and unrealized gain (loss)	515,761

Net Increase (Decrease) in Net Assets Resulting from Operations	$555,522

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2013 (UNAUDITED) AND YEAR ENDED JULY 31, 2012
Increase (Decrease) in Net Assets	January 31, 2013	July 31, 2012
Operations
Net investment income (loss)	$39,761	$68,281
Net realized gain (loss)	318,206	289,356
Change in net unrealized appreciation (depreciation)	197,555	(48,118)
Net increase (decrease) in net assets resulting from operations	555,522	309,519

Distributions to Shareholders
From net investment income:
Investor Class	(59,863)	(46,116)
Institutional Class	(459)	(457)
Advisor Class	(1,878)	(1,424)
R Class	(162)	(88)
Decrease in net assets from distributions	(62,362)	(48,085)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(283,098)	356,822

Net increase (decrease) in net assets	210,062	618,256

Net Assets
Beginning of period	6,743,009	6,124,753
End of period	$6,953,071	$6,743,009

Undistributed net investment income	$39,738	$62,339

See Notes to Financial Statements.

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Notes to Financial Statements

JANUARY 31, 2013 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management invest-ment company and is organized as a Maryland corporation. Legacy Large Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in stocks of large-sized market capitalization companies.

The fund offers the Investor Class, the Institutional Class, the Advisor Class and the R Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during

13

the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.10% for the Investor Class, Advisor Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended January 31, 2013 was 1.10% for the Investor Class, Advisor Class and R Class and 0.90% for the Institutional Class.

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Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the Advisor Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. ACIM owns 16% of the outstanding shares of the fund. ACIM does not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended January 31, 2013 were $6,864,188 and $7,181,607, respectively.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2013		Year ended July 31, 2012
	Shares	Amount	Shares	Amount
Investor Class
Sold	69,649	$800,701	171,260	$1,838,003
Issued in reinvestment of distributions	5,084	57,601	4,319	44,311
Redeemed	(91,491)	(1,052,871)	(139,432)	(1,499,222)
	(16,758)	(194,569)	36,147	383,092
Institutional Class
Issued in reinvestment of distributions	40	459	44	457
Redeemed	(734)	(8,315)	(1,773)	(16,557)
	(694)	(7,856)	(1,729)	(16,100)
Advisor Class
Sold	—	—	2,560	27,920
Issued in reinvestment of distributions	166	1,878	139	1,424
Redeemed	(7,215)	(82,713)	(4,862)	(45,853)
	(7,049)	(80,835)	(2,163)	(16,509)
R Class
Sold	—	—	560	6,263
Issued in reinvestment of distributions	14	162	9	88
Redeemed	—	—	(1)	(12)
	14	162	568	6,339
Net increase (decrease)	(24,487)	$(283,098)	32,823	$356,822

15

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,302,587
Gross tax appreciation of investments	$ 764,407
Gross tax depreciation of investments	(110,031)
Net tax appreciation (depreciation) of investments	$ 654,376

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2012, the fund had accumulated short-term capital losses of $(2,881,203), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(1,472,682) and $(1,408,521) expire in 2017 and 2018, respectively.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$11.07	0.07	0.86	0.93	(0.11)	—	—	(0.11)	$11.89	8.42%	1.10%(4)	1.16%(4)	101%	$6,656
2012	$10.62	0.12	0.42	0.54	(0.09)	—	—	(0.09)	$11.07	5.12%	1.11%	1.08%	204%	$6,381
2011	$8.81	0.12	1.78	1.90	(0.09)	—	—	(0.09)	$10.62	21.69%	1.11%	1.23%	194%	$5,742
2010	$8.30	0.08	0.51	0.59	(0.08)	—	—	(0.08)	$8.81	7.13%	1.11%	0.86%	163%	$5,901
2009	$11.60	0.07	(3.37)	(3.30)	—	—	—	—	$8.30	(28.45)%	1.10%	0.83%	283%	$7,714
2008	$11.90	0.01	0.41	0.42	(0.03)	(0.61)	(0.08)	(0.72)	$11.60	3.07%	1.11%	0.10%	175%	$13,487
Institutional Class
2013(3)	$11.10	0.08	0.86	0.94	(0.13)	—	—	(0.13)	$11.91	8.52%	0.90%(4)	1.36%(4)	101%	$43
2012	$10.65	0.14	0.42	0.56	(0.11)	—	—	(0.11)	$11.10	5.32%	0.91%	1.28%	204%	$48
2011	$8.84	0.13	1.79	1.92	(0.11)	—	—	(0.11)	$10.65	21.86%	0.91%	1.43%	194%	$64
2010	$8.32	0.09	0.53	0.62	(0.10)	—	—	(0.10)	$8.84	7.45%	0.91%	1.06%	163%	$401
2009	$11.61	0.08	(3.37)	(3.29)	—	—	—	—	$8.32	(28.34)%	0.90%	1.03%	283%	$699
2008	$11.92	0.04	0.40	0.44	(0.04)	(0.61)	(0.10)	(0.75)	$11.61	3.19%	0.91%	0.30%	175%	$947

17

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Advisor Class
2013(3)	$11.02	0.06	0.85	0.91	(0.08)	—	—	(0.08)	$11.85	8.29%	1.35%(4)	0.91%(4)	101%	$218
2012	$10.58	0.09	0.41	0.50	(0.06)	—	—	(0.06)	$11.02	4.78%	1.36%	0.83%	204%	$280
2011	$8.78	0.10	1.77	1.87	(0.07)	—	—	(0.07)	$10.58	21.34%	1.36%	0.98%	194%	$292
2010	$8.26	0.05	0.53	0.58	(0.06)	—	—	(0.06)	$8.78	7.01%	1.36%	0.61%	163%	$323
2009	$11.58	0.04	(3.36)	(3.32)	—	—	—	—	$8.26	(28.67)%	1.35%	0.58%	283%	$278
2008	$11.88	(0.02)	0.41	0.39	(0.02)	(0.61)	(0.06)	(0.69)	$11.58	2.81%	1.36%	(0.15)%	175%	$1,304
R Class
2013(3)	$10.97	0.04	0.85	0.89	(0.05)	—	—	(0.05)	$11.81	8.16%	1.60%(4)	0.66%(4)	101%	$37
2012	$10.53	0.06	0.41	0.47	(0.03)	—	—	(0.03)	$10.97	4.53%	1.61%	0.58%	204%	$34
2011	$8.74	0.06	1.77	1.83	(0.04)	—	—	(0.04)	$10.53	21.02%	1.61%	0.73%	194%	$27
2010	$8.23	0.03	0.52	0.55	(0.04)	—	—	(0.04)	$8.74	6.64%	1.61%	0.36%	163%	$431
2009	$11.56	0.03	(3.36)	(3.33)	—	—	—	—	$8.23	(28.81)%	1.60%	0.33%	283%	$651
2008	$11.87	(0.05)	0.40	0.35	(0.02)	(0.61)	(0.03)	(0.66)	$11.56	2.47%	1.61%	(0.40)%	175%	$915

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended January 31, 2013 (unaudited).
(4)	Annualized.

See Notes to Financial Statements.

18

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Growth Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-77776   1303

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 1, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 1, 2013